Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Consolidated Statements of Operations
Net sales	$ 8,751,654	$ 8,230,670	$ 7,895,089
Cost of products sold	7,338,838	6,898,819	6,560,976
Gross Profit	1,412,816	1,331,851	1,334,113
Selling, general and administrative	627,340	605,868	618,586
Equity in earnings of affiliates	20,513	38,691	26,757
Operating Income	805,989	764,674	742,284
Other income and expense:
Interest and investment income (loss)	4,971	6,520	(786)
Interest expense	(12,453)	(12,859)	(22,662)
Earnings Before Income Taxes	798,507	758,335	718,836
Provision for income taxes	268,431	253,374	239,640
Net Earnings	530,076	504,961	479,196
Less: Net earnings attributable to noncontrolling interest	3,865	4,911	5,001
Net Earnings Attributable to Hormel Foods Corporation	$ 526,211	$ 500,050	$ 474,195
Net Earnings Per Share:
Basic (in dollars per share)	$ 1.99	$ 1.90	$ 1.78
Diluted (in dollars per share)	$ 1.95	$ 1.86	$ 1.74
Weighted-Average Shares Outstanding:
Basic (in shares)	264,317	263,466	266,394
Diluted (in shares)	270,224	268,891	271,915